Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SALIENT MF TRUST

Supplement dated December 13, 2018

to the

Salient MLP & Energy Infrastructure Fund Class A, Class C, and Class I Prospectus (“Standard Prospectus”) and

Salient MLP & Energy Infrastructure Fund Class R6 Prospectus (“R6 Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

At a meeting of the Board of Trustees of Salient MF Trust (the “Trust”) held on October 23, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient MLP & Energy Infrastructure Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the Alerian Midstream Energy Select Index will replace the Alerian MLP Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies as a result of changes made to the composition of the Alerian Midstream Energy Select Index.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

1.	The first paragraph under “Performance Information” in the Standard Prospectus shall be replaced to read as follows:

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, if applicable, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

2.	The Average Annual Total Returns table for the Fund in the Standard Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Year	Since Inception
Salient MLP & Energy Infrastructure Fund – Class I (Inception: 9/19/12)
Return Before Taxes	–6.77%	1.47%	1.65%
Return After Taxes on Distributions	–6.88%	1.78%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	–3.74%	1.87%	1.96%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)(1)(2)	0.76%	6.36%	N/A	(3)
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(4)(5)	–6.52%	–0.06%	–0.69%
Salient MLP & Energy Infrastructure Fund – Class A (Inception: 12/21/12)
Return Before Taxes	–12.02%	0.13%	–0.03%
Salient MLP & Energy Infrastructure Fund – Class C (Inception: 1/8/13)
Return Before Taxes	–8.56%	N/A	–0.30%

(1)	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies that provides investors with an unbiased, comprehensive benchmark for the midstream asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(2)	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.

(3)	Since inception return information is not shown for the index because the index’s inception date differs from the inception date of the Fund’s Class I shares.

(4)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(5)	Since the commencement of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.

3.	The first paragraph under “Performance Information” in the R6 Prospectus shall be replaced to read as follows:

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

4.	The Average Annual Total Returns table for the Fund in the R6 Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	Since Inception
Salient MLP & Energy Infrastructure Fund – Class R6 (Inception: 1/4/16)
Return Before Taxes	–6.70%	14.83%
Return After Taxes on Distributions	–6.81%	14.37%
Return After Taxes on Distributions and Sale of Fund Shares	–3.70%	11.40%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)(1)(2)	0.76%	19.96%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(3)	–6.52%	4.35%

(1)	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies that provides investors with an unbiased, comprehensive benchmark for the midstream asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(2)	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.

(3)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table includes all applicable fees and sales charges.

5.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.

Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SALIENT MF TRUST

Supplement dated December 13, 2018

to the

Salient MLP & Energy Infrastructure Fund Class A, Class C, and Class I Prospectus (“Standard Prospectus”) and

Salient MLP & Energy Infrastructure Fund Class R6 Prospectus (“R6 Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

At a meeting of the Board of Trustees of Salient MF Trust (the “Trust”) held on October 23, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient MLP & Energy Infrastructure Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the Alerian Midstream Energy Select Index will replace the Alerian MLP Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies as a result of changes made to the composition of the Alerian Midstream Energy Select Index.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

1.	The first paragraph under “Performance Information” in the Standard Prospectus shall be replaced to read as follows:

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, if applicable, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

2.	The Average Annual Total Returns table for the Fund in the Standard Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Year	Since Inception
Salient MLP & Energy Infrastructure Fund – Class I (Inception: 9/19/12)
Return Before Taxes	–6.77%	1.47%	1.65%
Return After Taxes on Distributions	–6.88%	1.78%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	–3.74%	1.87%	1.96%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)(1)(2)	0.76%	6.36%	N/A	(3)
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(4)(5)	–6.52%	–0.06%	–0.69%
Salient MLP & Energy Infrastructure Fund – Class A (Inception: 12/21/12)
Return Before Taxes	–12.02%	0.13%	–0.03%
Salient MLP & Energy Infrastructure Fund – Class C (Inception: 1/8/13)
Return Before Taxes	–8.56%	N/A	–0.30%

(1)	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies that provides investors with an unbiased, comprehensive benchmark for the midstream asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(2)	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.

(3)	Since inception return information is not shown for the index because the index’s inception date differs from the inception date of the Fund’s Class I shares.

(4)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(5)	Since the commencement of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.

5.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, if applicable, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-9228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>For the period ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.77%)
5 Year	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.02%)
5 Year	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2012
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.56%)
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2013
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.88%)
5 Year	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.74%)
5 Year	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.76%	[1],[2]
5 Year	rr_AverageAnnualReturnYear05	6.36%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2],[3]
Class A, C, I Shares | Salient MLP & Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)	[4],[5]
5 Year	rr_AverageAnnualReturnYear05	(0.06%)	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[4],[5]
Class R6 Shares | Salient MLP & Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SALIENT MF TRUST

Supplement dated December 13, 2018

to the

Salient MLP & Energy Infrastructure Fund Class A, Class C, and Class I Prospectus (“Standard Prospectus”) and

Salient MLP & Energy Infrastructure Fund Class R6 Prospectus (“R6 Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

At a meeting of the Board of Trustees of Salient MF Trust (the “Trust”) held on October 23, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient MLP & Energy Infrastructure Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the Alerian Midstream Energy Select Index will replace the Alerian MLP Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies as a result of changes made to the composition of the Alerian Midstream Energy Select Index.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

3.	The first paragraph under “Performance Information” in the R6 Prospectus shall be replaced to read as follows:

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

4.	The Average Annual Total Returns table for the Fund in the R6 Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	Since Inception
Salient MLP & Energy Infrastructure Fund – Class R6 (Inception: 1/4/16)
Return Before Taxes	–6.70%	14.83%
Return After Taxes on Distributions	–6.81%	14.37%
Return After Taxes on Distributions and Sale of Fund Shares	–3.70%	11.40%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)(1)(2)	0.76%	19.96%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(3)	–6.52%	4.35%

(1)	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies that provides investors with an unbiased, comprehensive benchmark for the midstream asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(2)	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.

(3)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table includes all applicable fees and sales charges.

5.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-9228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>For the period ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table includes all applicable fees and sales charges.
Class R6 Shares | Salient MLP & Energy Infrastructure Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Class R6 Shares | Salient MLP & Energy Infrastructure Fund | Return After Taxes on Distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Class R6 Shares | Salient MLP & Energy Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2016
Class R6 Shares | Salient MLP & Energy Infrastructure Fund | Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.76%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	19.96%	[1],[2]
Class R6 Shares | Salient MLP & Energy Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[5]

[1]	Prior to January 1, 2019, the Fund compared its performance to the Alerian MLP Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the Alerian Midstream Energy Select Index as the benchmark to which the Fund compares its performance.
[2]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies that provides investors with an unbiased, comprehensive benchmark for the midstream asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.
[3]	Since inception return information is not shown for the index because the index’s inception date differs from the inception date of the Fund’s Class I shares.
[4]	Since the commencement of Class I shares.
[5]	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.